UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Havens Advisors
Address: 600 Lexington Avenue, 29th Floor
         New York, New York  10022

13F File Number:  028-10727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy Havens-Hasty
Title:     President
Phone:     212-355-0050

Signature, Place, and Date of Signing:

 Nancy Havens-Hasty     New York, NY     October 25, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $366,433 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100      620    11276 SH       SOLE                        0    11276        0
APAC CUSTOMER SERVICES INC     COM              00185E106     4856   570000 SH       SOLE                        0   570000        0
ARCH CHEMICALS INC             COM              03937R102     9290   198000 SH       SOLE                        0   198000        0
BJS WHOLESALE CLUB INC         COM              05548J106    12915   252000 SH       SOLE                        0   252000        0
BLACKBOARD INC                 COM              091935502    14515   325000 SH       SOLE                        0   325000        0
BOISE INC                      COM              09746Y105      776   150000 SH       SOLE                        0   150000        0
CALIPER LIFE SCIENCES INC      COM              130872104     4028   384744 SH       SOLE                        0   384744        0
CEPHALON INC                   COM              156708109    22838   283000 SH       SOLE                        0   283000        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    18565   329747 SH       SOLE                        0   329747        0
DONNELLEY R R & SONS CO        COM              257867101     3349   237222 SH       SOLE                        0   237222        0
GENERAL MOTORS CO              JR PFD CNV SRB   37045V209     3298    94000 SH       SOLE                        0    94000        0
GLOBAL INDS LTD                DBCV 2.750% 8/0  379336AE0     6847  7000000 PRN      SOLE                        0  7000000        0
GLOBAL POWER EQUIPMENT GROUP I COM PAR $.01     37941P306     3726   160100 SH       SOLE                        0   160100        0
GOODRICH CORP                  COM              382388106     8689    72000 SH       SOLE                        0    72000        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     1801    47353 SH       SOLE                        0    47353        0
JAKKS PAC INC                  COM              47012E106     6225   328500 SH       SOLE                        0   328500        0
JOHNSON & JOHNSON              COM              478160104    21336   335000 SH  PUT  SOLE                        0   335000        0
JUNIPER NETWORKS INC           COM              48203R104     1453    84190 SH       SOLE                        0    84190        0
KINETIC CONCEPTS INC           COM NEW          49460W208    13705   208000 SH       SOLE                        0   208000        0
LEUCADIA NATL CORP             COM              527288104     2761   121734 SH       SOLE                        0   121734        0
LIFEPOINT HOSPITALS INC        COM              53219L109      112     3070 SH       SOLE                        0     3070        0
LOOPNET INC                    COM              543524300     8371   488700 SH       SOLE                        0   488700        0
M & F WORLDWIDE CORP           COM              552541104    15715   638300 SH       SOLE                        0   638300        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    13598   290000 SH       SOLE                        0   290000        0
METROPOLITAN HEALTH NETWORK    COM              592142103       91    19965 SH       SOLE                        0    19965        0
MOTOROLA MOBILITY HLDGS INC    COM              620097105    19192   508000 SH       SOLE                        0   508000        0
NALCO HOLDING COMPANY          COM              62985Q101     5947   170000 SH       SOLE                        0   170000        0
NESS TECHNOLOGIES INC          COM              64104X108     2298   300000 SH       SOLE                        0   300000        0
NETLOGIC MICROSYSTEMS INC      COM              64118B100    11741   244000 SH       SOLE                        0   244000        0
OFFICEMAX INC DEL              COM              67622P101      183    37822 SH       SOLE                        0    37822        0
PAETEC HOLDING CORP            COM              695459107     3439   650000 SH       SOLE                        0   650000        0
PFIZER INC                     COM              717081103     1182    66842 SH       SOLE                        0    66842        0
PHARMERICA CORPORATION         COM              71714F104     6926   485370 SH       SOLE                        0   485370        0
S1 CORPORATION                 COM              78463B101     6602   720000 SH       SOLE                        0   720000        0
SOUTHERN UN CO NEW             COM              844030106    23240   572834 SH       SOLE                        0   572834        0
SPDR GOLD TRUST                GOLD SHS         78463V107     3952    25000 SH  PUT  SOLE                        0     1900        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    28288   250000 SH  PUT  SOLE                        0     2500        0
TELLABS INC                    COM              879664100      176    40966 SH       SOLE                        0    40966        0
TEMPLE INLAND INC              COM              879868107     5490   175000 SH       SOLE                        0   175000        0
TRANSATLANTIC HLDGS INC        COM              893521104    21785   449000 SH       SOLE                        0   449000        0
US CONCRETE INC                COM NEW          90333L201     1350   328369 SH       SOLE                        0   328369        0
VARIAN SEMICONDUCTOR EQUIPMNT  COM              922207105    22320   365000 SH       SOLE                        0   365000        0
WESTERN UN CO                  COM              959802109     2414   157883 SH       SOLE                        0   157883        0
YAHOO INC                      COM              984332106      428    32520 SH       SOLE                        0    32520        0
